Trade Receivables - Schedule of Provision for Expected Losses (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Expected Losses in The Balance Sheet [Abstract]
At the beginning of the year	R$ (15)	R$ (11)	R$ (6)
Additions	(42)	(50)	(36)
Reversals	49	46	31
Write-offs	5
At the end of the year	R$ (3)	R$ (15)	R$ (11)